Putnam PanAgora ESG Emerging Markets Equity ETF
The fund's portfolio
7/31/23 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value
Automobile components (1.3%)
Hyundai Mobis Co., Ltd. (South Korea)	1,492	$272,971

		272,971
Banks (17.8%)
Agricultural Bank of China, Ltd. Class H (China)	311,000	112,945
Akbank TAS (Turkey)	105,731	109,644
Bank Central Asia Tbk PT (Indonesia)	355,800	215,280
Bank Negara Indonesia Persero Tbk PT (Indonesia)	225,000	132,414
Bank of China, Ltd. Class H (China)	550,000	204,109
China Minsheng Banking Corp., Ltd. Class H (China)	288,500	110,028
CTBC Financial Holding Co., Ltd. (Taiwan)	210,000	175,409
First Financial Holding Co., Ltd. (Taiwan)	146,000	135,086
Grupo Financiero Banorte SAB de CV Class O (Mexico)	22,800	216,195
Grupo Financiero Inbursa SAB de CV (Mexico)(NON)	64,400	156,837
Hana Financial Group, Inc. (South Korea)	6,629	204,515
ICICI Bank, Ltd. ADR (India)	66,268	1,628,205
Metropolitan Bank & Trust Co. (Philippines)	32,530	35,537
Santander Bank Polska SA (Poland)(NON)	1,089	108,040
Yapi ve Kredi Bankasi AS (Turkey)	110,490	58,356

		3,602,600
Beverages (3.8%)
Ambev SA ADR (Brazil)	113,467	354,017
Arca Continental SAB de CV (Mexico)	11,800	118,395
Fomento Economico Mexicano SAB de CV ADR (Mexico)	2,635	298,414

		770,826
Biotechnology (1.4%)
Celltrion, Inc. (South Korea)	2,423	278,872

		278,872
Broadline retail (6.0%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	5,985	611,428
JD.com, Inc. ADR (China)	3,055	126,202
Naspers, Ltd. Class N (South Africa)	691	135,780
Vipshop Holdings, Ltd. ADR (China)(NON)	10,723	201,914
Woolworths Holdings, Ltd./South Africa (South Africa)	28,863	129,114

		1,204,438
Building products (0.1%)
Zhejiang Weixing New Building Materials Co., Ltd. Class A (China)	7,100	21,543

		21,543
Capital markets (1.6%)
B3 SA - Brasil Bolsa Balcao (Brazil)	57,900	182,439
Huatai Securities Co., Ltd. (China)	44,200	62,795
Investec, Ltd. (South Africa)	2,254	14,069
Samsung Securities Co., Ltd. (South Korea)	2,061	58,100

		317,403
Communications equipment (0.6%)
ZTE Corp. Class H (China)	31,600	115,055

		115,055
Construction materials (0.4%)
China National Building Material Co., Ltd. Class H (China)	122,000	76,438

		76,438
Consumer staples distribution and retail (0.3%)
Nahdi Medical Co. (Saudi Arabia)	1,388	64,298

		64,298
Diversified telecommunication services (3.9%)
China Tower Corp., Ltd. (China)	1,298,000	146,561
Chunghwa Telecom Co., Ltd. (Taiwan)	18,420	68,014
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	42,284	257,851
Orange Polska SA (Poland)	8,155	15,008
Telkom Indonesia Persero Tbk PT (Indonesia)	1,193,800	294,206

		781,640
Electric utilities (0.9%)
Cia Energetica de Minas Gerais (Brazil)	44,500	119,231
Enel Chile SA (Chile)	869,743	60,015

		179,246
Electrical equipment (0.9%)
Sociedad Quimica y Minera de Chile SA ADR (Chile)	1,794	132,200
Teco Electric and Machinery Co., Ltd. (Taiwan)	8,000	13,723
Zhefu Holding Group Co., Ltd. Class A (China)	47,300	28,459

		174,382
Electronic equipment, instruments, and components (2.5%)
China Railway Signal & Communication Corp., Ltd. (China)	55,000	20,119
Delta Electronics, Inc. (Taiwan)	31,000	361,384
Foxconn Industrial Internet Co., Ltd. Class A (China)	21,200	66,242
Unisplendour Corp., Ltd. Class A (China)	12,400	47,335
Universal Scientific Industrial Shanghai Co., Ltd. Class A (China)	9,800	19,840

		514,920
Energy equipment and services (0.5%)
ADNOC Drilling Co. PJSC (United Arab Emirates)	13,188	14,148
Offshore Oil Engineering Co., Ltd. Class A (China)	93,100	81,707

		95,855
Entertainment (1.9%)
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A (China)	6,600	24,868
NetEase, Inc. ADR (China)	3,246	352,970

		377,838
Food products (2.1%)
China Mengniu Dairy Co., Ltd. (China)	41,220	156,478
Nestle Malaysia Bhd (Malaysia)	2,447	72,658
Uni-President Enterprises Corp. (Taiwan)	57,000	136,576
Universal Robina Corp. (Philippines)	24,620	55,051

		420,763
Gas utilities (0.6%)
ENN Natural Gas Co., Ltd. (China)	9,500	24,464
Kunlun Energy Co., Ltd. (China)	128,000	104,404

		128,868
Health care providers and services (3.3%)
Bangkok Dusit Medical Services PCL (Thailand)	242,700	203,791
Celltrion Healthcare Co., Ltd. (South Korea)	1,554	80,288
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	2,746	211,523
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (China)	8,000	23,973
Jointown Pharmaceutical Group Co., Ltd. Class A (China)	14,304	19,834
Sinopharm Group Co., Ltd. Class H (China)	43,600	136,773

		676,182
Hotels, restaurants, and leisure (2.8%)
Meituan Class B (China)(NON)	14,400	273,961
Trip.com Group, Ltd. ADR (China)(NON)	3,198	131,246
Yum China Holdings, Inc. (China)	2,734	166,829

		572,036
Household durables (0.9%)
Gree Electric Appliances, Inc. of Zhuhai Class A (China)	7,500	40,895
LG Electronics, Inc. (South Korea)	1,750	149,018

		189,913
Industrial conglomerates (0.8%)
Samsung C&T Corp. (South Korea)	2,066	167,550

		167,550
Insurance (5.9%)
China Life Insurance Co., Ltd. Class H (China)	146,540	256,191
China Pacific Insurance Group Co., Ltd. Class H (China)	97,400	260,997
Fubon Financial Holding Co., Ltd. (Taiwan)	86,000	179,509
People's Insurance Co. Group of China, Ltd. (The) (China)	198,000	76,044
Ping An Insurance Group Co. of China, Ltd. Class H (China)	57,302	416,903

		1,189,644
Interactive media and services (4.6%)
NAVER Corp. (South Korea)	732	130,480
Tencent Holdings, Ltd. (China)	17,588	807,252

		937,732
IT Services (3.7%)
Infosys, Ltd. ADR (India)	44,741	745,385

		745,385
Machinery (0.8%)
Doosan Bobcat, Inc. (South Korea)	1,565	71,894
Weichai Power Co., Ltd. Class H (China)	63,371	93,628

		165,522
Metals and mining (2.7%)
Baoshan Iron & Steel Co., Ltd. (China)	54,300	48,961
Gold Fields, Ltd. ADR (South Africa)	22,241	344,068
Grupo Mexico SAB de CV Class B (Mexico)	22,000	114,447
Zijin Mining Group Co., Ltd. Class H (China)	17,607	30,299

		537,775
Oil, gas, and consumable fuels (1.1%)
Empresas Copec SA (Chile)	10,443	80,101
MOL Hungarian Oil & Gas PLC (Hungary)	8,827	69,709
Petronas Dagangan Bhd (Malaysia)	9,700	49,414
Turkiye Petrol Rafinerileri AS (Turkey)	6,916	26,542

		225,766
Pharmaceuticals (3.0%)
China Medical System Holdings, Ltd. (China)	38,000	63,945
Dr. Reddy's Laboratories, Ltd. ADR (India)	5,058	347,383
Hypera SA (Brazil)	8,400	76,846
Kalbe Farma Tbk PT (Indonesia)	567,000	72,078
Yunnan Baiyao Group Co., Ltd. Class A (China)	4,900	37,032

		597,284
Real estate management and development (0.1%)
Zhejiang China Commodities City Group Co., Ltd. Class A (China)	19,400	23,121

		23,121
Semiconductors and semiconductor equipment (9.8%)
ASE Technology Holding Co., Ltd. ADR (Taiwan)	23,003	184,714
MediaTek, Inc. (Taiwan)	11,434	251,045
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	15,596	1,546,343

		1,982,102
Software (0.3%)
Hundsun Technologies, Inc. (China)	9,700	55,813

		55,813
Specialty retail (1.3%)
Home Product Center PCL (Thailand)	161,900	67,183
PTT Oil & Retail Business PCL (Thailand)	107,000	66,978
Vibra Energia SA (Brazil)	37,900	137,294

		271,455
Technology hardware, storage, and peripherals (7.4%)
Advantech Co., Ltd. (Taiwan)	14,298	178,119
Lenovo Group, Ltd. (China)	213,065	244,503
Samsung Electronics Co., Ltd. (South Korea)	19,711	1,080,387

		1,503,009
Transportation infrastructure (1.4%)
CCR SA (Brazil)	33,100	93,026
International Container Terminal Services, Inc. (Philippines)	33,500	132,340
Jiangsu Expressway Co., Ltd. Class H (China)	38,944	35,669
Zhejiang Expressway Co., Ltd. Class H (China)	26,000	20,834

		281,869
Wireless telecommunication services (2.5%)
Advanced Info Service PCL (Thailand)	31,600	208,608
Etihad Etisalat Co. (Saudi Arabia)	12,127	151,453
Mobile Telecommunications Co. Saudi Arabia (Saudi Arabia)	15,964	57,108
SK Telecom Co., Ltd. (South Korea)	349	12,625
TIM SA/Brazil (Brazil)	25,800	78,241

		508,035

Total common stocks (cost $19,110,771)		$20,028,149

UNITS (—%)(a)
	Units	Value
Digital Telecommunications Infrastructure fund (Thailand)	33,400	$9,758

Total units (cost $13,175)		$9,758

SHORT-TERM INVESTMENTS (0.3%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.96%(AFF)	56,164	$56,164

Total short-term investments (cost $56,164)		$56,164
TOTAL INVESTMENTS

Total investments (cost $19,180,110)		$20,094,071

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $20,223,866.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/23
	Short-term investments
	Putnam Government Money Market Fund*	$9,539	$641,335	$594,710	$433	$56,164

	Total Short-term investments	$9,539	$641,335	$594,710	$433	$56,164
	* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	29.8%
	Taiwan	16.1
	India	13.5
	South Korea	12.5
	Brazil	5.2
	Mexico	4.5
	Indonesia	3.6
	South Africa	3.1
	Thailand	2.8
	Saudi Arabia	2.4
	Chile	1.4
	United Arab Emirates	1.4
	Philippines	1.1
	Turkey	1.0
	Poland	0.6
	Malaysia	0.6
	Other	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$446,219	$2,159,026	$—
Consumer discretionary	1,639,807	871,006	—
Consumer staples	770,826	485,061	—
Energy	176,352	145,269	—
Financials	2,473,785	2,635,862	—
Health care	424,229	1,128,109	—
Industrials	225,226	585,640	—
Information technology	2,476,442	2,439,842	—
Materials	458,515	155,698	—
Real estate	—	23,121	—
Utilities	179,246	128,868	—

Total common stocks	9,270,647	10,757,502	—
Units	9,758	—	—
Short-term investments	56,164	—	—

Totals by level	$9,336,569	$10,757,502	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com